Group - Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Tangible assets		$ 8,399	$ 8,512
Right of use assets		174	123
Intangible assets		104	98
Investments in associates and joint ventures		596	530
Other investments		11	54
Loan receivable		187	203
Inventories		145	158
Trade, other receivables and other assets	[1]	322	213
Contingent considerations	[2]	68	30
Reimbursive right for post-retirement benefits		55	49
Deferred taxation		11	12
Cash restricted for use		43	41
Tangible assets		10,115	10,023
Current assets
Loan receivable		215	260
Inventories		1,030	1,055
Trade, other receivables and other assets	[3]	435	356
Contingent considerations	[2]	11	18
Taxation		13	0
Cash restricted for use		14	20
Cash and cash equivalents		2,001	1,425
Assets held for sale		295	0
Current assets		4,014	3,134
Total assets		14,129	13,157
EQUITY AND LIABILITIES
Share capital and premium		549	526
Accumulated losses and other reserves		6,867	6,103
Shareholders’ equity		7,416	6,629
Non-controlling interests		1,875	1,884
Total equity		9,291	8,513
Non-current liabilities
Borrowings		2,017	1,901
Lease liabilities		128	65
Environmental rehabilitation and other provisions	[4]	730	656
Provision for pension and post-retirement benefits		63	57
Trade and other payables		5	6
Deferred taxation		551	519
Non-current liabilities		3,494	3,204
Current liabilities
Borrowings		86	83
Lease liabilities		66	76
Environmental rehabilitation and other provisions	[4]	93	109
Trade and other payables	[5]	786	957
Taxation		215	187
Bank overdraft		15	28
Liabilities held for sale		83	0
Current liabilities		1,344	1,440
Total liabilities		4,838	4,644
Total equity and liabilities		$ 14,129	$ 13,157

[1]	The increase in non-current trade, other receivables and other assets is mainly as a result of the deferred consideration recognised for the sale of the Doropo project of $103m. See note 8.
[2]	Contingent considerations, which were previously reported as part of trade, other receivables and other assets, are now reported separately on the statement of financial position as these assets have a different measurement basis. Comparative periods have been reclassified. The increase in contingent considerations is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $34m
[3]	The increase in current trade, other receivables and other assets is mainly as a result of an increase in trade receivables of $62m, other prepayments of $20m and recoverable taxes of $20m, partly offset by the receipt of the Siguiri insurance claim of $21m and the Kibali dividend of $18m.

[4]	The increase in environmental rehabilitation and other provisions in total is mainly as a result of an increase in the closure provisions at Brazil due to the finalisation of the design review for the de-characterisation of the TSFs at AngloGold Ashanti Mineração ($73m) and unwinding of the provision( $16m), partly offset by Serra
Grande provisions transferred to liabilities held for sale ($34m).

[5]	The decrease in current trade and other payables is mainly as a result of the timing of supplier payments of $66m, settlement of landowner duties previously accrued of $45m, settlement of Yatela rehabilitation expenses previously accrued of $20m and Serra Grande trade and other payables of $22m reclassified to liabilities held for sale.